Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2034
Income Tax Disclosure [Abstract]
Net operating loss carryforwards			$ 9,339,200
Change in valuation allowance established against deferred tax assets	$ 145,796	$ 82,201